Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tangible and intangible assets
Tangible assets	kr 22	kr 28	kr 26
Right-of-use assets	25	50
Intangible assets	98	56	43
Total net book value	145	134	69
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (51)	kr (57)	kr (40)
Average useful life for intangible assets	5 years